Financial Assets at Fair Value Through Other Comprehensive Income-2018 (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets at Fair Value through Other Comprehensive Income

December 31, 2018
NT$
(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$40,753.6
Agency bonds/Agency mortgage-backed securities	31,288.8
Asset-backed securities	15,670.3
Government bonds	11,151.3
Commercial paper	107.6

98,971.6

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	3,910.7
Publicly traded stocks	590.1

4,500.8

$103,472.4

Current	$99,561.7
Noncurrent	3,910.7

$103,472.4